Organization And Basis Of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Organization and Basis of Presentation

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

Petrone Worldwide, Inc. (the “Company”) was incorporated as Sheridan Industries, Inc. on December 14, 1998 in the State of Nevada. On December 31, 1998, the Company changed its name to Diabetex International Corp. and effective February 18, 2014, the Company changed its name to Petrone Worldwide, Inc.

On January 29, 2014 and effective March 3, 2014, the Company entered into a purchase agreement (the “Purchase Agreement”) with Petrone Food Works, Inc. (“PFW”) and the shareholder of PFW. Pursuant to the Purchase Agreement, the Company acquired 100% of PFW’s issued and outstanding common stock from the PFW shareholder in exchange for the issuance of 11,760,542 shares of the Company’s common stock, representing 98.4% of the outstanding common stock, (the “Exchange”), after giving effect to a 1-for-500 reverse stock split (the “Reverse Stock Split”) which resulted in 195,607 common shares outstanding prior to the Exchange for liabilities of $30,000. Accordingly, the PFW shareholder became a shareholder of the Company and PFW became a subsidiary of the Company. The Exchange has been accounted for as a reverse-merger and recapitalization since the stockholder of PFW obtained voting and management control of the Company. PFW is the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Exchange are those of PFW and was recorded at the historical cost basis of PFW, and the consolidated financial statements after completion of the Exchange included the assets and liabilities of both the Company and PFW and the Company’s consolidated operations from the closing date of the Exchange. All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the Reverse Stock Split and recapitalization. PFW was formed under the laws of the State of Nevada in October 2013.

The Company is in the hospitality industry and is a supplier of tabletop kitchenware and hotel room products thru an exclusive licensing agreement with a leading supplier. Additionally, in August 2016, the Company began providing logistic services to one customer.

Basis of Presentation and Principles of Consolidation

The Company’s unaudited consolidated financial statements include the financial statements of its wholly-owned subsidiary, Petrone Food Works, Inc. (inactive). All significant intercompany accounts and transactions have been eliminated in consolidation.

The consolidated financial statements for the three and nine months ended September 30, 2016 and 2015 have been prepared by us without audit pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary to present fairly our financial position, results of operations, and cash flows as of September 30, 2016 and 2015, and for the periods then ended, have been made. Those adjustments consist of normal and recurring adjustments. Certain information and note disclosures normally included in our annual financial statements prepared in accordance with generally accepted accounting principles have been or omitted. The unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2015 and footnotes thereto included in the Company’s Annual Report on Form 10-K filed with the SEC on September 9, 2016. The results of operations for the nine months ended September 30, 2016 are not necessarily indicative of the results to be expected for the full year.

Going concern

These unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying unaudited consolidated financial statements, for the nine months ended September 30, 2016, the Company had a net loss of $698,946 and net cash used in operations of $561,867. Additionally, the Company had an accumulated deficit, stockholders’ deficit and a working capital deficit of $3,379,052, $21,282 and $21,282, respectively, at September 30, 2016. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. The Company is seeking to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from sales of equity and from the issuance of promissory notes, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail its operations. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

Petrone Worldwide, Inc. (the “Company”) was incorporated as Sheridan Industries, Inc. on December 14, 1998 in the State of Nevada. On December 31, 1998, the Company changed its name to Diabetex International Corp. and effective February 18, 2014, the Company changed its name to Petrone Worldwide, Inc.

On January 29, 2014 and effective March 3, 2014, the Company entered into a purchase agreement (the “Purchase Agreement”) with Petrone Food Works, Inc. (“PFW”) and the shareholder of PFW. Pursuant to the Purchase Agreement, the Company acquired 100% of PFW’s issued and outstanding common stock from the PFW shareholder in exchange for the issuance of 11,760,542 shares of the Company’s common stock, representing 98.4% of the outstanding common stock, (the “Exchange”), after giving effect to a 1-for-500 reverse stock split (the “Reverse Stock Split”) which resulted in 195,607 common shares outstanding prior to the Exchange for liabilities of $30,000. Accordingly, the PFW shareholder became a shareholder of the Company and PFW became a subsidiary of the Company. The Exchange has been accounted for as a reverse-merger and recapitalization since the stockholder of PFW obtained voting and management control of the Company. PFW is the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Exchange are those of PFW and was recorded at the historical cost basis of PFW, and the consolidated financial statements after completion of the Exchange included the assets and liabilities of both the Company and PFW and the Company’s consolidated operations from the closing date of the Exchange. All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the Reverse Stock Split and recapitalization. PFW was formed under the laws of the State of Nevada in October 2013.

The Company is in the hospitality industry and is a supplier of table top kitchenware and hotel room products thru an exclusive licensing agreement with a leading supplier.

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements include the financial statements of its wholly-owned subsidiary, Petrone Food Works, Inc. (inactive). All significant intercompany accounts and transactions have been eliminated in consolidation.

In February 2014, the Company effectuated a 1 to 500 reverse stock split. All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split

Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company had a net loss of $1,397,095 and $1,272,911 for the years ended December 31, 2015 and 2014, respectively. The net cash used in operations were $95,146 and$316,247 for the years ended December 31,2015 and 2014, respectively. Additionally, the Company had an accumulated deficit, stockholders’ equity and working capital of $2,680,106,$63,936 and $63,936,respectively,at December 31,2015. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. During 2015, management has taken measures to reduce operating expenses. The Company is seeking to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from sales of equity and from the issuance of promissory notes, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail its operations. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.